Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2021	Mar. 31, 2021
Reverse repurchase agreements
Total gross balance	[1]	¥ 31,691	¥ 31,568
Less: Amounts offset in the consolidated balance sheets	[2]	(20,418)	(20,793)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	11,273	10,775
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(9,592)	(9,390)
Cash collateral	[4]	(5)	(1)
Net amount		1,676	1,384
Securities borrowing transactions
Total gross balance	[1]	4,652	5,241
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts of reported on the face of the consolidated balance sheets	[3]	4,652	5,241
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(3,148)	(3,211)
Cash collateral	[4]
Net amount		1,504	2,030
Repurchase agreements
Total gross balance	[1],[5]	33,881	34,154
Less: Amounts offset in the consolidated balance sheets	[2]	(20,418)	(20,794)
Total net amounts of reported on the face of the consolidated balance sheets	[3]	13,463	13,360
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(9,405)	(9,448)
Cash collateral	[4]	(2)	(1)
Net amount		4,056	3,911
Securities lending transactions
Total gross balance	[1],[5]	1,687	1,781
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts of reported on the face of the consolidated balance sheets	[3]	1,687	1,781
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(1,426)	(1,488)
Cash collateral	[4]
Net amount		¥ 261	¥ 293

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2021, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥480 billion and ¥2,653 billion, respectively. As of March 31, 2021, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,947 billion and ¥213 billion, respectively. As of September 30, 2021, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥311 billion and ¥2,316 billion, respectively. As of September 30, 2021, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,407 billion and ¥191 billion, respectively.
[2]	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
[3]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
[4]	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
[5]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.